INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 16, 2024 TO THE PROSPECTUSES
DATED DECEMBER 20, 2023, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-SIFT-PRO-SUP 091624

INVESCO EXCHANGE-TRADED self-indexed FUND TRUSt
SUPPLEMENT DATED september 16, 2024 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2023,
as previously supplemented, OF:
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
(each, a “Fund,” and collectively, the “Funds”)
Each Fund’s classification has changed from “non-diversified” to “diversified.” Effective immediately, the disclosure in the Statement of Additional Information is updated as follows:
The second sentence in the second paragraph under the section titled “General Description of the Trust and the Funds” on page 1 is hereby revised to identify the Funds in the list of funds that are classified as “diversified” for purposes of the Investment Company Act of 1940.
In addition and accordingly, each Fund is now subject to the following investment restrictions:
Each Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-SIFT-SOAI-SUP 091624